Purchase Commitments - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Purchase Obligation	$ 9,480	$ 14,755